Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 160,566	$ 176,639
Restricted cash and investments	100,566	182,091
Marketable securities	685	51,481
Trade accounts receivable, net	46,007	56,316
Related party receivables	15,805	7,225
Other receivables	14,398	17,200
Inventories	40,370	60,115
Voyages in progress	24,449	27,087
Prepaid expenses and accrued income	5,735	8,073
Investment in finance lease	1,824	1,535
Total current assets	410,405	587,762
Long term assets
Restricted cash	0	62,000
Newbuildings	13,049	224,319
Vessels and equipment, net	312,292	1,430,124
Vessels and equipment under capital lease, net	1,022,172	1,427,526
Investment in unconsolidated subsidiaries and associated companies	27,340	3,408
Deferred charges	1,780	7,426
Investment in finance lease	53,531	55,355
Total assets	1,840,569	3,797,920
Current liabilities
Short-term debt and current portion of long-term debt	19,521	173,595
Current portion of obligations under capital leases	55,805	193,379
Related party payables	10,775	33,278
Trade accounts payable	5,707	13,423
Accrued expenses	50,376	72,200
Deferred charter revenue	5,630	6,860
Other current liabilities	19,570	10,842
Total current liabilities	167,384	503,577
Long-term liabilities
Long-term debt	493,992	1,190,763
Obligations under capital leases	957,431	1,336,908
Deferred gains on sales of vessels	6,184	6,440
Other long-term liabilities	2,099	1,195
Total liabilities	1,627,090	3,038,883
Commitments and contingencies
Equity
Share capital (77,858,502 shares outstanding, par value $2.50)	194,646	194,646
Additional paid in capital	225,769	224,245
Contributed surplus	248,360	248,360
Accumulated other comprehensive loss	(4,779)	(3,836)
Retained (deficit) earnings	(463,012)	83,718
Total equity attributable to Frontline Ltd.	200,984	747,133
Noncontrolling interest	12,495	11,904
Total equity	213,479	759,037
Total liabilities and equity	$ 1,840,569	$ 3,797,920